UNITED STATES
                         SECURITIES AND EXCHANGE COMMISSION
	                       Washington, D.C.  20549

                                      FORM 13F

                                 FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2000

Check here if Amendment	[   ];	Amendment Number:
This Amendment (Check only one.):	[   ] is a restatement.
					[   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Quaker Capital Management Corporation
Address:	The Arrott Building
		401 Wood Street, Suite 1300
		Pittsburgh, PA  15222-1824

13F File Number:	028-03862

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		David R. Fallgren
Title:		Operations Manager
Phone:		412-281-1948

Signature, Place, and Date of Signing:

   /s/	David R. Fallgren	Pittsburgh, Pennsylvania	August 14, 2000

Report Type (Check only one.):

[X  ]		13F HOLDINGS REPORT

[   ]		13F NOTICE

[   ]		13F COMBINATION REPORT

List of Other Managers Reporting for this Manager: 	NONE

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

				FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total:		45

Form 13F Information Table Value Total:		$349,539,966



List of Other Included Managers:

NONE

       Name of Issuer        Class  CUSIP      Value ($)     Shares     InvDscn  Oth  VoteSole  VoteShd.
Aldila Inc.                  Com    014384101   1,146,543.8    719,400  Defined       409,300  	310,100
Allegheny Energy             Com    017361106   4,082,400.0    145,800  Defined             0   145,800
Amer West Hldg Corp. Cl. B   Com    023657208  20,316,415.0  1,186,360  Defined       750,000	436,360
AngloGold                    Com    356142208   1,054,211.8     51,269  Defined             0	 51,269
Arch Chemicals               Com    039373102  13,759,375.0    629,000  Defined       210,000   419,000
Ashanti Goldfields Co. Ltd.  Com    043743202   2,260,028.8  1,291,445  Defined       871,200 	420,245
Barrick Gold Corp.           Com    067901108     807,706.9     44,410  Defined             0	 44,410
B.F. Goodrich Co.            Com    382388106   8,914,156.3    261,700  Defined        45,300   216,400
Borders Group Inc.           Com    099709107   8,390,521.9    539,150  Defined       295,000   244,150
Buffets, Inc.                Com    119882108  14,094,543.8  1,110,900  Defined       384,600  	726,300
Calgon Carbon                Com    129603106   7,070,712.5    912,350  Defined       492,000  	420,350
Cold Metal Products          Com    192861102   1,048,916.3    310,790  Defined             0	310,790
Cole National Corp.          Com    193290103  10,037,156.3  1,459,950  Defined       451,600 1,008,350
Cooper Tire & Rubber         Com    216831107  12,460,556.3  1,120,050  Defined       374,900   745,150
Cytec Industries Inc.        Com    232820100   5,655,091.6    229,067  Defined             0   229,067
Dawson Geophysical           Com    239359102   4,019,883.8    357,323  Defined             0   357,323
Doncasters PLC               Com    257692103   6,419,512.5    590,300  Defined             0   590,300
DSG Intl                     Com    G28471103     379,155.0     75,831  Defined             0	 75,831
East West Bancorp Inc.       Com    27579R104  13,808,625.0    960,600  Defined       457,800   502,800
Emcee Broadcast Products     Com    268650108   1,884,325.0    396,700  Sole          396,700  	      0
Fastnet Corp.                Com    311877104     890,250.0    237,400  Sole          237,400         0
Foster L B Co Class A        Com    350060109     842,829.2    264,417  Defined             0	264,417
Guilford Mills Inc.          Com    401794102   3,280,362.5    771,850  Defined       500,000  	271,850
Hampshire Group, Ltd         Com    408859106     120,350.0     16,600  Defined             0	 16,600
Litton Industries            Com    538021106   3,381,000.0     80,500  Defined             0	 80,500
Loews Corporation            Com    540424108  10,081,200.0    168,020  Defined        40,100	127,920
Magellan Health Services     Com    559079108     987,887.5    790,310  Defined       556,500 	233,810
Matrix Pharmaceutical        Com    576844104  31,355,225.0  2,400,400  Defined     1,037,000 1,363,400
Miller Herman Inc.           Com    600544100   3,204,515.3    123,846  Defined             0   123,846
Nautica Enterprises Inc.     Com    639089101   1,443,517.9    135,066  Defined             0	135,066
Newmont Mining               Com    651639106   2,882,688.2    133,304  Defined             0	133,304
Nucentrix Broadband Networks Com    670198100  22,898,528.3    897,982  Defined       445,000   452,982
NVR Inc.                     Com    62944T105  15,414,424.5    270,429  Defined        43,000  	227,429
Parexel                      Com    699462107   1,626,103.3    170,050  Defined             0   170,050
Payless Shoesource           Com    704379106  16,312,208.8    318,287  Defined       100,000 	218,287
Respironics                  Com    761230101  20,813,580.0  1,156,310  Defined       580,460   575,850
RF Monolithics Inc.          Com    74955F106  13,444,800.0    840,300  Defined       415,000   425,300
Scientific Games Holdings    Com    808747109   3,847,985.8    156,661  Defined             0	156,661
Spectrum Control             Com    847615101   6,148,962.5    451,300  Sole          451,300  	      0
Teledyne Technologies Inc.   Com    879360105  12,037,908.8    637,770  Defined       185,000   452,770
Tuscarora Inc                Com    900902107   4,081,250.0    261,200  Defined       230,700    30,500
Vicorp Restaurants           Com    925817108  14,351,206.9    786,368  Defined       336,568 	449,800
Waste Management             Com    94106L109  13,532,750.0    712,250  Defined       310,000   402,250
Wet Seal Inc. Cl. A          Com    961840105   4,566,843.8    347,950  Defined             0   347,950
WSFS Financial               Com    929328102   4,383,750.0    420,000  Defined       236,300  	183,700
